CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) - £ / shares	Mar. 31, 2022	Jun. 30, 2021
Statement of Financial Position [Abstract]
Common stock par or stated value per share	£ 0.0025	£ 0.0025
Common stock shares authorized	76,869,831	76,869,831
Common stock shares issued	72,308,930	72,197,286
Common stock shares outstanding	72,308,930	72,197,286